Janus Henderson Contrarian Fund

Schedule of Investments (unaudited)

June 30, 2022

Shares or Principal Amounts		Value
Common Stocks– 96.0%
Aerospace & Defense – 3.6%
Howmet Aerospace Inc	4,941,985	$155,425,428
Beverages – 0.8%
Celsius Holdings Inc*	521,509	34,033,677
Biotechnology – 8.9%
AbbVie Inc	1,054,788	161,551,330
Amicus Therapeutics Inc*	6,103,037	65,546,617
Biohaven Pharmaceutical Holding Co Ltd*	868,052	126,483,857
Insmed Inc*	1,252,999	24,709,140
		378,290,944
Capital Markets – 2.4%
Morgan Stanley	1,090,044	82,908,747
Patria Investments Ltd - Class A	1,372,637	18,146,261
		101,055,008
Chemicals – 1.3%
International Flavors & Fragrances Inc	463,028	55,155,895
Consumer Finance – 4.6%
Capital One Financial Corp	943,175	98,269,403
OneMain Holdings Inc	2,632,310	98,395,748
		196,665,151
Containers & Packaging – 6.1%
Crown Holdings Inc	2,825,059	260,385,688
Diversified Financial Services – 1.8%
Apollo Global Management Inc	1,621,915	78,630,439
Electric Utilities – 3.4%
American Electric Power Co Inc	1,510,426	144,910,270
Entertainment – 2.1%
Liberty Media Corp-Liberty Formula One*	1,404,070	89,116,323
Equity Real Estate Investment Trusts (REITs) – 3.1%
VICI Properties Inc	4,447,297	132,484,978
Health Care Equipment & Supplies – 3.8%
Boston Scientific Corp*	2,337,810	87,130,179
Globus Medical Inc*	1,311,819	73,645,519
		160,775,698
Hotels, Restaurants & Leisure – 6.1%
Caesars Entertainment Inc*	4,875,081	186,715,602
Monarch Casino & Resort Inc*	613,079	35,969,345
Rush Street Interactive Inc*,£	3,104,365	14,497,385
Sportradar Group AG - Class A*,#	3,055,490	24,138,371
		261,320,703
Interactive Media & Services – 2.0%
Snap Inc - Class A*	6,474,451	85,009,542
Internet & Direct Marketing Retail – 2.5%
Amazon.com Inc*	995,060	105,685,323
Leisure Products – 1.2%
Hasbro Inc	652,149	53,397,960
Metals & Mining – 5.3%
Constellium SE*,£	7,165,662	94,658,395
Freeport-McMoRan Inc	4,578,949	133,980,048
		228,638,443
Multi-Utilities – 2.3%
Sempra Energy	663,633	99,724,131
Oil, Gas & Consumable Fuels – 3.1%
Occidental Petroleum Corp	2,285,356	134,561,761
Personal Products – 2.8%
Beauty Health Co/The*,£	9,392,364	120,785,801
Pharmaceuticals – 10.3%
Horizon Therapeutics PLC*	3,229,786	257,607,731
Organon & Co	5,388,150	181,850,062
		439,457,793
Semiconductor & Semiconductor Equipment – 8.0%
Analog Devices Inc	718,159	104,915,848
Lam Research Corp	182,336	77,702,486
Marvell Technology Inc	1,739,096	75,702,849
Teradyne Inc	913,407	81,795,597
		340,116,780
Software – 3.9%
Workday Inc - Class A*	873,643	121,943,090

Shares or Principal Amounts		Value
Common Stocks– (continued)
Software– (continued)
Zendesk Inc*	603,156	$44,675,765
		166,618,855
Textiles, Apparel & Luxury Goods – 2.2%
Deckers Outdoor Corp*	374,536	95,637,768
Trading Companies & Distributors – 3.4%
Core & Main Inc - Class A*	3,365,055	75,040,727
Ferguson PLC	613,361	68,590,009
		143,630,736
Wireless Telecommunication Services – 1.0%
T-Mobile US Inc*	305,523	41,105,064
Total Common Stocks (cost $3,994,121,125)		4,102,620,159
Investment Companies– 4.4%
Money Markets – 4.4%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº,£((cost $187,818,940)	187,806,099	187,824,879
Investments Purchased with Cash Collateral from Securities Lending– 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº,£	10,598,280	10,598,280
Time Deposits – 0.1%
Royal Bank of Canada, 1.5600%, 7/1/22	$2,649,570	2,649,570
Total Investments Purchased with Cash Collateral from Securities Lending (cost $13,247,850)		13,247,850
Total Investments (total cost $4,195,187,915) – 100.7%		4,303,692,888
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(29,238,036)
Net Assets – 100%		$4,274,454,852

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$4,166,749,861	96.8%
Netherlands	94,658,395	2.2
Switzerland	24,138,371	0.6
Cayman Islands	18,146,261	0.4

Total	$4,303,692,888	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/22
Common Stocks - 5.0%
Metals & Mining - 2.2%
Constellium SE*	$-	$(232,907)	$(40,480,702)	$94,658,395
Personal Products - 2.8%
Beauty Health Co/The*,#	-	-	(39,373,387)	120,785,801
Total Common Stocks	$-	$(232,907)	$(79,854,089)	$215,444,196
Investment Companies - 4.4%
Money Markets - 4.4%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	185,707	(3,294)	4,916	187,824,879
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	87,315∆	-	-	10,598,280
Total Affiliated Investments - 9.6%	$273,022	$(236,201)	$(79,849,173)	$413,867,355

(1) For securities that were affiliated for a portion of the period ended June 30, 2022, this column reflects amounts for the entire period ended June 30, 2022 and not just the period in which the security was affiliated.

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 6/30/22
Common Stocks - 5.0%
Metals & Mining - 2.2%
Constellium SE*	148,291,425	-	(12,919,421)	94,658,395
Personal Products - 2.8%
Beauty Health Co/The*,#	51,940,000	108,219,188	-	120,785,801
Investment Companies - 4.4%
Money Markets - 4.4%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	132,374,603	987,618,004	(932,169,350)	187,824,879
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	8,035,668	170,947,866	(168,385,254)	10,598,280

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2022

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$(2,146,826,273)
Average amounts sold - in USD	(2,146,826,273)
Options:
Average value of option contracts written	146,267

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2022.

#	Loaned security; a portion of the security is on loan at June 30, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of June 30, 2022.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$4,102,620,159	$-	$-
Investment Companies	-	187,824,879	-
Investments Purchased with Cash Collateral from Securities Lending	-	13,247,850	-
Total Assets	$4,102,620,159	$201,072,729	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70215 08-22